Organization, Recent History, and Description of Businesses-Past and Present (Details Textual) - shares		9 Months Ended	12 Months Ended
	Jan. 06, 2017	Sep. 30, 2017	Dec. 31, 2015
Entity Information, Former Legal or Registered Name		Butte Highlands Mining Company
Entity Incorporation, State Country Name		Delaware
Common Class A [Member]
Conversion of Stock, Shares Converted	56,655,891		115,319
Conversion of Stock, Shares Issued	56,655,891